INCOME TAXES (Disclosure of Reconciliation of Accounting Profit Multiplied by Applicable Tax Rates to Income Tax Expense) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
INCOME TAXES [abstract]
Income before income taxes	$ 14,614	$ 29,785
Canadian federal and provincial income tax rates	26.00%	26.00%
Income tax expense based on the above rates	$ 3,800	$ 7,744
Non-deductible expenses and permanent differences	989	815
Change in unrecognized temporary differences	1,146	(1,261)
Non-taxable portion of capital gain or loss	(1,801)	(3,244)
Change in future substantively enacted tax rate	(84)
Other	27	477
Total tax expense (income)	$ 4,077	$ 4,531